Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Intrinsic Opportunities Fund
April 30, 2022
ZTO-NPRT3-0622
1.9881588.105
Common Stocks - 94.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.1%
Entertainment - 0.2%
GungHo Online Entertainment, Inc.	463	9,446
Warner Bros Discovery, Inc. (a)	2,189	39,730
		49,176
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	1,087	12,087
JOYY, Inc. ADR	1,071	42,379
Moneysupermarket.com Group PLC	2,660	5,827
Zappallas, Inc.	885	2,940
ZIGExN Co. Ltd.	2,985	7,039
		70,272
Media - 0.5%
Comcast Corp. Class A	1,169	46,479
Corus Entertainment, Inc. Class B (non-vtg.)	710	2,327
DMS, Inc.	664	5,451
F@N Communications, Inc.	1,290	4,283
Gendai Agency, Inc.	1,954	4,616
Gray Television, Inc.	200	3,704
Hyundai HCN	3,992	10,590
Pico Far East Holdings Ltd.	17,939	2,658
Proto Corp.	200	1,571
Reach PLC	4,886	9,957
Trenders, Inc.	409	3,241
WOWOW INC.	270	3,201
		98,078
TOTAL COMMUNICATION SERVICES		217,526
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 4.3%
Adient PLC (a)	3,451	117,817
Burelle SA	6	3,382
Cie Automotive SA	328	7,151
Cooper-Standard Holding, Inc. (a)	3,236	14,918
DaikyoNishikawa Corp.	1,988	7,683
Eagle Industry Co. Ltd.	700	5,578
G-Tekt Corp.	5,318	51,187
Gentex Corp.	482	14,147
Hi-Lex Corp.	297	2,604
Hyundai Mobis	683	110,524
IJTT Co. Ltd.	3,448	13,617
Lear Corp.	2,520	322,409
Linamar Corp.	2,492	98,698
Murakami Corp.	65	1,192
Patrick Industries, Inc.	200	12,450
Piolax, Inc.	1,100	12,833
Plastic Omnium SA	1,502	24,314
Seoyon Co. Ltd.	588	3,717
Strattec Security Corp. (a)	58	2,056
TBK Co. Ltd.	4,879	12,971
Topre Corp.	488	4,138
TPR Co. Ltd.	1,501	14,386
Yorozu Corp.	3,163	18,836
		876,608
Distributors - 0.1%
Central Automotive Products Ltd.	100	1,610
Doshisha Co. Ltd.	450	5,301
Harima-Kyowa Co. Ltd.	349	4,314
Nakayamafuku Co. Ltd.	537	1,432
Yagi & Co. Ltd.	613	5,617
		18,274
Diversified Consumer Services - 1.0%
Cross-Harbour Holdings Ltd.	4,335	6,069
Heian Ceremony Service Co. Ltd.	588	3,579
Kukbo Design Co. Ltd.	930	14,951
MegaStudy Co. Ltd.	2,610	24,957
MegaStudyEdu Co. Ltd.	1,922	143,589
Multicampus Co. Ltd.	135	4,980
Step Co. Ltd.	588	8,119
Tsukada Global Holdings, Inc. (a)	1,000	2,461
		208,705
Hotels, Restaurants & Leisure - 0.1%
Betsson AB (B Shares)	738	4,533
Fairwood Holdings Ltd.	600	1,095
Kindred Group PLC (depositary receipt)	199	1,745
Ride On Express Holdings Co. Lt	200	1,795
		9,168
Household Durables - 2.4%
Ace Bed Co. Ltd.	388	12,687
Avantia Co. Ltd.	1,010	6,580
Bellway PLC	109	3,311
Cuckoo Holdings Co. Ltd.	206	3,028
Emak SpA	3,041	4,531
FJ Next Co. Ltd.	2,110	16,205
Hamilton Beach Brands Holding Co. Class B (a)	104	973
Helen of Troy Ltd. (a)	620	132,996
Mohawk Industries, Inc. (a)	948	133,725
Pressance Corp.	1,225	14,706
Sanei Architecture Planning Co. Ltd.	738	9,549
Taylor Morrison Home Corp. (a)	4,773	125,005
Tempur Sealy International, Inc.	209	5,666
TopBuild Corp. (a)	64	11,593
		480,555
Internet & Direct Marketing Retail - 0.0%
CROOZ, Inc. (a)	100	547
Danawa Co. Ltd.	107	1,758
Hamee Corp.	200	1,679
Hyundai Home Shopping Network Corp.	7	332
Vipshop Holdings Ltd. ADR (a)	400	3,064
		7,380
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,039	13,554
Multiline Retail - 0.5%
Big Lots, Inc.	2,057	63,561
Lifestyle China Group Ltd. (a)	26,833	2,652
Lifestyle International Holdings Ltd. (a)	19,192	9,228
Macy's, Inc.	988	23,880
Pan Pacific International Holdings Ltd.	56	858
Treasure Factory Co. Ltd.	903	6,693
		106,872
Specialty Retail - 5.1%
Arcland Sakamoto Co. Ltd.	1,295	15,501
Bed Bath & Beyond, Inc. (a)	712	9,690
Foot Locker, Inc.	4,009	117,504
Fuji Corp.	4,198	36,170
Genesco, Inc. (a)	530	32,876
Goldlion Holdings Ltd.	20,919	3,987
Guess?, Inc.	6,341	142,482
Handsman Co. Ltd.	1,343	11,439
JD Sports Fashion PLC	211,811	348,996
Ku Holdings Co. Ltd.	849	6,958
Leon's Furniture Ltd.	364	5,554
Lookers PLC	3,142	3,279
Maisons du Monde SA (b)	353	6,020
Mandarake, Inc.	100	442
Nafco Co. Ltd.	200	2,585
Nitori Holdings Co. Ltd.	73	7,510
Padini Holdings Bhd	1,900	1,473
Sally Beauty Holdings, Inc. (a)	9,651	145,923
Samse SA	45	10,199
Superdry PLC (a)	326	621
T-Gaia Corp.	67	849
The Hour Glass Ltd.	37,797	67,298
Tokatsu Holdings Co. Ltd.	494	1,464
Urban Outfitters, Inc. (a)	2,503	59,571
		1,038,391
Textiles, Apparel & Luxury Goods - 1.9%
Best Pacific International Holdings Ltd.	60,725	16,600
Capri Holdings Ltd. (a)	6,236	297,457
Embry Holdings Ltd.	1,000	112
Fossil Group, Inc. (a)	4,339	42,869
Gildan Activewear, Inc.	316	10,708
Hagihara Industries, Inc.	604	4,775
Magni-Tech Industries Bhd	11,790	5,292
PVH Corp.	184	13,392
Sitoy Group Holdings Ltd.	19,000	1,141
Texwinca Holdings Ltd.	2,000	344
		392,690
TOTAL CONSUMER DISCRETIONARY		3,152,197
CONSUMER STAPLES - 4.0%
Beverages - 0.2%
A.G. Barr PLC	600	4,365
C&C Group PLC (United Kingdom) (a)	835	2,180
Jinro Distillers Co. Ltd.	909	20,972
Olvi Oyj (A Shares)	167	5,567
Spritzer Bhd	200	89
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	12,060	17,256
		50,429
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	369	16,427
Amsterdam Commodities NV	1,207	32,232
Belc Co. Ltd.	100	4,259
BJ's Wholesale Club Holdings, Inc. (a)	153	9,846
Corporativo Fragua S.A.B. de CV	100	1,583
Daiichi Co. Ltd.	631	3,920
G-7 Holdings, Inc.	60	753
Genky DrugStores Co. Ltd.	749	21,013
MARR SpA	1,742	28,228
Natural Grocers by Vitamin Cottage, Inc.	200	4,078
Nihon Chouzai Co. Ltd.	239	2,325
OM2 Network Co. Ltd.	657	5,410
Qol Holdings Co. Ltd.	331	2,786
Retail Partners Co. Ltd.	400	3,485
Satudora Holdings Co. Ltd.	1,302	6,643
Sprouts Farmers Market LLC (a)	459	13,678
Valor Holdings Co. Ltd.	1,285	20,244
YAKUODO Holdings Co. Ltd.	283	3,925
		180,835
Food Products - 1.8%
Ajinomoto Malaysia Bhd	2,925	9,454
Armanino Foods of Distinction	1,332	4,662
Bell Food Group AG	73	19,842
Carr's Group PLC	15,269	28,021
Cranswick PLC	891	35,430
Delfi Ltd.	26,377	14,357
Delsole Corp.	614	2,457
Fresh Del Monte Produce, Inc.	3,355	87,398
Ingredion, Inc.	1,433	121,963
Kaneko Seeds Co. Ltd.	432	5,969
Lassonde Industries, Inc. Class A (sub. vtg.)	120	12,840
LDC SA	52	4,781
London Biscuits Bhd (a)(c)	3,375	16
Pickles Corp.	266	2,596
S Foods, Inc.	606	14,098
Sunjuice Holdings Co. Ltd.	200	1,879
Tate & Lyle PLC	100	972
		366,735
Household Products - 0.0%
Transaction Co. Ltd.	258	2,085
Personal Products - 0.9%
Hengan International Group Co. Ltd.	8,955	42,320
Herbalife Nutrition Ltd. (a)	5,082	135,080
		177,400
Tobacco - 0.2%
KT&G Corp.	625	40,825
TOTAL CONSUMER STAPLES		818,309
ENERGY - 14.0%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	170	308
Bristow Group, Inc. (a)	477	14,224
Liberty Oilfield Services, Inc. Class A (a)	1,638	26,437
Smart Sand, Inc. (a)	662	2,880
Solaris Oilfield Infrastructure, Inc. Class A	248	2,790
Tidewater, Inc. warrants 11/14/24 (a)	50	39
		46,678
Oil, Gas & Consumable Fuels - 13.8%
Alvopetro Energy Ltd.	600	2,522
Antero Resources Corp. (a)	155	5,456
ARC Resources Ltd.	371	5,143
Baytex Energy Corp. (a)	7,809	39,937
Beach Energy Ltd.	4,064	4,633
Berry Corp.	165	1,810
Birchcliff Energy Ltd.	13,347	97,662
Bonterra Energy Corp. (a)	653	5,952
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	1,182	15,688
(Canada)	11,509	212,773
China Petroleum & Chemical Corp.:
(H Shares)	198,908	97,360
sponsored ADR (H Shares)	52	2,532
Civitas Resources, Inc.	2,403	140,864
Denbury, Inc. warrants 9/18/23 (a)	92	2,865
Diamondback Energy, Inc.	148	18,682
EQT Corp.	3,855	153,236
HF Sinclair Corp. (a)	988	37,564
Marathon Oil Corp.	988	24,621
Motor Oil (HELLAS) Corinth Refineries SA	427	6,755
Murphy Oil Corp.	7,754	295,272
NACCO Industries, Inc. Class A	482	22,211
Oil & Natural Gas Corp. Ltd.	103,668	214,583
Ovintiv, Inc.	3,872	198,208
PDC Energy, Inc.	734	51,189
Peyto Exploration & Development Corp.	25,420	259,018
San-Ai Obbli Co. Ltd.	290	2,129
Sinopec Kantons Holdings Ltd.	14,943	5,084
Southwestern Energy Co. (a)	97,630	732,225
Star Petroleum Refining PCL (For. Reg.)	6,058	1,895
TotalEnergies SE sponsored ADR	2,477	120,655
Unit Corp. warrants 9/3/27 (a)	320	3,523
Whiting Petroleum Corp. warrants 9/1/24 (a)	880	13,420
		2,795,467
TOTAL ENERGY		2,842,145
FINANCIALS - 17.4%
Banks - 3.9%
Bar Harbor Bankshares	711	18,564
Camden National Corp.	101	4,520
Citizens Financial Services, Inc.	34	2,346
Community Trust Bancorp, Inc.	90	3,583
ConnectOne Bancorp, Inc.	100	2,786
Eagle Bancorp, Inc.	100	5,035
East West Bancorp, Inc.	1,573	112,155
F & M Bank Corp.	155	4,585
First Foundation, Inc.	100	2,222
First of Long Island Corp.	642	10,773
Hirogin Holdings, Inc.	1,541	7,593
Oak Valley Bancorp Oakdale California	100	1,748
OFG Bancorp	4,613	122,614
Ogaki Kyoritsu Bank Ltd.	100	1,466
Plumas Bancorp	50	1,760
San ju San Financial Group, Inc.	378	4,088
Shinsei Bank Ltd.	702	12,310
Sparebank 1 Oestlandet	1,200	17,560
Synovus Financial Corp.	192	7,976
Texas Capital Bancshares, Inc. (a)	2,087	107,188
The Keiyo Bank Ltd.	602	2,294
The San-In Godo Bank Ltd.	3,600	17,873
Washington Trust Bancorp, Inc.	203	9,529
Wells Fargo & Co.	6,785	296,030
West Bancorp., Inc.	200	5,000
Yamaguchi Financial Group, Inc.	3,393	18,604
		800,202
Capital Markets - 0.4%
ABG Sundal Collier ASA	1,023	777
CI Financial Corp.	2,372	30,927
Diamond Hill Investment Group, Inc.	28	4,714
Federated Hermes, Inc.	100	2,848
Lazard Ltd. Class A	600	19,662
LPL Financial	63	11,836
Van Lanschot NV (Bearer)	55	1,432
		72,196
Consumer Finance - 6.1%
Aeon Credit Service (Asia) Co. Ltd.	32,992	21,584
Cash Converters International Ltd.	10,476	1,821
Discover Financial Services	5,331	599,524
Synchrony Financial	16,770	617,304
		1,240,233
Diversified Financial Services - 0.5%
Mizuho Leasing Co. Ltd.	579	13,422
NICE Holdings Co. Ltd.	336	4,528
Tokyo Century Corp.	2,130	65,609
Zenkoku Hosho Co. Ltd.	288	10,108
		93,667
Insurance - 6.2%
AFLAC, Inc.	10,275	588,552
ASR Nederland NV	1,985	90,216
Db Insurance Co. Ltd.	3,212	170,629
Hyundai Fire & Marine Insurance Co. Ltd.	1,124	28,815
Legal & General Group PLC	5,930	18,484
NN Group NV	3,473	170,113
Primerica, Inc.	38	4,923
Reinsurance Group of America, Inc.	1,629	174,824
Talanx AG	257	10,686
		1,257,242
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	1,557	7,085
Enact Holdings, Inc.	1,421	33,507
Equitable Group, Inc. rights	300	13,194
Greene County Bancorp, Inc.	63	3,289
Hingham Institution for Savings	13	4,200
		61,275
TOTAL FINANCIALS		3,524,815
HEALTH CARE - 18.4%
Biotechnology - 4.8%
Amgen, Inc.	969	225,961
Cell Biotech Co. Ltd.	536	6,964
Essex Bio-Technology Ltd.	5,108	2,574
Gilead Sciences, Inc.	1,609	95,478
Regeneron Pharmaceuticals, Inc. (a)	270	177,960
United Therapeutics Corp. (a)	2,665	473,197
		982,134
Health Care Equipment & Supplies - 0.2%
InBody Co. Ltd.	300	6,863
Medikit Co. Ltd.	210	3,734
Meridian Bioscience, Inc. (a)	107	2,738
Nakanishi, Inc.	106	1,733
St.Shine Optical Co. Ltd.	2,326	20,961
Value Added Technology Co. Ltd.	189	5,970
Vieworks Co. Ltd.	56	1,755
		43,754
Health Care Providers & Services - 12.4%
Anthem, Inc.	2,401	1,205,138
Centene Corp. (a)	351	28,273
Cigna Corp.	18	4,442
Humana, Inc.	723	321,417
Laboratory Corp. of America Holdings	279	67,038
Owens & Minor, Inc.	50	1,775
Sinopharm Group Co. Ltd. (H Shares)	13,956	32,115
Tokai Corp.	651	8,626
UnitedHealth Group, Inc.	1,357	690,102
Universal Health Services, Inc. Class B	1,176	144,095
		2,503,021
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	21	4,750
Pharmaceuticals - 1.0%
China Medical System Holdings Ltd.	900	1,289
Daito Pharmaceutical Co. Ltd.	646	12,921
Dawnrays Pharmaceutical Holdings Ltd.	45,329	6,484
DongKook Pharmaceutical Co. Ltd.	1,073	18,938
Genomma Lab Internacional SA de CV	5,900	6,213
Huons Co. Ltd.	110	3,721
Jazz Pharmaceuticals PLC (a)	655	104,944
Korea United Pharm, Inc.	115	2,660
Lee's Pharmaceutical Holdings Ltd.	13,473	3,391
Luye Pharma Group Ltd. (a)(b)	10,874	3,392
Nippon Chemiphar Co. Ltd.	200	3,007
PT Tempo Scan Pacific Tbk	300	30
Sawai Group Holdings Co. Ltd.	59	1,979
Towa Pharmaceutical Co. Ltd.	1,186	25,228
		194,197
TOTAL HEALTH CARE		3,727,856
INDUSTRIALS - 10.0%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc.	239	50,845
Magellan Aerospace Corp.	634	4,836
Rheinmetall AG	19	4,283
		59,964
Air Freight & Logistics - 0.2%
AIT Corp.	3,116	37,902
Compania de Distribucion Integral Logista Holdings SA	385	7,094
Onelogix Group Ltd. (a)	2,727	497
SBS Holdings, Inc.	211	4,896
		50,389
Airlines - 0.1%
Jet2 PLC (a)	744	11,426
Building Products - 0.3%
Builders FirstSource, Inc. (a)	187	11,514
InnoTec TSS AG	33	374
KVK Corp.	109	1,704
Nihon Dengi Co. Ltd.	1,126	30,250
Nihon Flush Co. Ltd.	533	3,940
Noda Corp.	505	4,811
Sekisui Jushi Corp.	1,235	16,887
		69,480
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	6,222	2,864
Civeo Corp. (a)	580	15,080
Fursys, Inc.	664	19,131
Matsuda Sangyo Co. Ltd.	145	2,546
Mitie Group PLC	8,165	5,504
VSE Corp.	962	41,664
		86,789
Construction & Engineering - 0.5%
Boustead Projs. Pte Ltd.	8,376	5,653
Boustead Singapore Ltd.	28,038	19,328
Br Holding Corp.	100	225
Dai-Dan Co. Ltd.	107	1,745
Hokuriku Electrical Construction Co. Ltd.	506	2,995
Kawada Technologies, Inc.	100	2,743
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,185
Meisei Industrial Co. Ltd.	639	3,345
Nippon Rietec Co. Ltd.	1,828	15,873
Primoris Services Corp.	100	2,318
Raiznext Corp.	3,628	30,080
Seikitokyu Kogyo Co. Ltd.	653	3,702
Shinnihon Corp.	100	549
Sumitomo Densetsu Co. Ltd.	178	3,046
Totetsu Kogyo Co. Ltd.	332	6,001
Watanabe Sato Co. Ltd.	78	1,625
		100,413
Electrical Equipment - 1.2%
Acuity Brands, Inc.	667	115,044
Aichi Electric Co. Ltd.	574	12,146
AQ Group AB	2,796	79,754
Canare Electric Co. Ltd.	258	3,315
GrafTech International Ltd.	2,965	26,922
Hammond Power Solutions, Inc. Class A	771	7,634
Terasaki Electric Co. Ltd.	170	1,318
		246,133
Industrial Conglomerates - 0.0%
Reunert Ltd.	205	567
Machinery - 1.1%
Crane Co.	129	12,414
Daihatsu Diesel Manufacturing Co. Ltd.	900	3,393
Daiwa Industries Ltd.	2,383	20,325
Estic Corp.	684	5,997
Fujimak Corp.	1,194	6,849
Fukushima Industries Corp.	123	3,562
Hokuetsu Industries Co. Ltd.	320	2,177
Hosokawa Micron Corp.	207	3,924
Hy-Lok Corp.	413	6,049
Ihara Science Corp.	463	7,094
JOST Werke AG (b)	245	9,476
Kito Corp.	100	1,299
Koike Sanso Kogyo Co. Ltd.	72	1,073
Nakanishi Manufacturing Co. Ltd.	536	5,074
Nansin Co. Ltd.	628	2,236
Oshkosh Corp.	80	7,395
Sakura Rubber Co. Ltd.	100	2,171
Sansei Co. Ltd.	2,505	6,798
Semperit AG Holding	1,337	32,335
SIMPAC, Inc.	4,267	29,872
Teikoku Sen-I Co. Ltd.	830	10,123
TK Group Holdings Ltd.	72,224	20,647
Tocalo Co. Ltd.	936	9,346
Yamada Corp.	171	3,140
		212,769
Marine - 0.1%
Japan Transcity Corp.	2,428	11,080
Professional Services - 0.7%
ABIST Co. Ltd.	611	13,196
Altech Corp.	199	2,976
Artner Co. Ltd.	100	637
ASGN, Inc. (a)	87	9,870
Barrett Business Services, Inc.	8	576
BeNext-Yumeshin Group Co.	255	2,937
CACI International, Inc. Class A (a)	27	7,163
Career Design Center Co. Ltd.	403	3,291
en japan, Inc.	147	3,454
FTI Consulting, Inc. (a)	10	1,577
Gakujo Co. Ltd.	278	1,957
Hito Communications Holdings, Inc.	100	1,192
JAC Recruitment Co. Ltd.	354	4,982
KBR, Inc.	236	11,618
McMillan Shakespeare Ltd.	4,546	37,914
Quick Co. Ltd.	1,800	21,409
SHL-JAPAN Ltd.	182	3,584
WDB Holdings Co. Ltd.	120	2,522
Will Group, Inc.	300	2,589
World Holdings Co. Ltd.	300	5,649
		139,093
Road & Rail - 1.0%
Autohellas SA	4,712	46,147
Daqin Railway Co. Ltd. (A Shares)	78,925	79,334
Hamakyorex Co. Ltd.	479	10,741
NANSO Transport Co. Ltd.	356	2,937
Nikkon Holdings Co. Ltd.	758	11,481
SENKO Co. Ltd.	973	6,580
Stef SA	345	33,760
Tohbu Network Co. Ltd.	278	1,844
Universal Logistics Holdings, Inc.	142	2,880
		195,704
Trading Companies & Distributors - 4.0%
AerCap Holdings NV (a)	231	10,790
Alligo AB (B Shares)	746	8,462
Beacon Roofing Supply, Inc. (a)	155	9,243
Bergman & Beving AB (B Shares)	1,235	15,843
Canox Corp.	780	6,712
Chori Co. Ltd.	3,108	45,615
Daiichi Jitsugyo Co. Ltd.	52	1,510
Green Cross Co. Ltd.	1,200	8,501
Hanwa Co. Ltd.	280	6,844
HERIGE	71	3,037
Itochu Corp.	14,606	440,823
Kamei Corp.	4,250	34,119
Lumax International Corp. Ltd.	8,164	19,875
Mitani Shoji Co. Ltd.	4,933	62,696
Mitsubishi Corp.	1,851	62,148
Momentum Group Komponenter & Tjanster AB (a)	746	5,632
Narasaki Sangyo Co. Ltd.	89	1,191
Nishikawa Keisoku Co. Ltd.	37	1,320
Rasa Corp. (a)	541	4,062
Rush Enterprises, Inc. Class A	247	12,567
Sanyo Trading Co. Ltd.	520	3,942
Shinsho Corp.	104	2,893
Totech Corp.	249	5,038
Univar Solutions, Inc. (a)	320	9,318
Yamazen Co. Ltd.	176	1,300
Yuasa Trading Co. Ltd.	1,248	27,845
		811,326
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000	2,644
Isewan Terminal Service Co. Ltd.	677	3,460
Qingdao Port International Co. Ltd. (H Shares) (b)	33,777	17,000
		23,104
TOTAL INDUSTRIALS		2,018,237
INFORMATION TECHNOLOGY - 5.7%
Electronic Equipment & Components - 1.5%
Advanced Energy Industries, Inc.	104	7,958
Daido Signal Co. Ltd.	848	3,605
Elematec Corp.	1,380	12,463
Hagiwara Electric Holdings Co. Ltd.	584	8,454
Kingboard Chemical Holdings Ltd.	10,405	46,845
Lacroix SA	669	26,108
Makus, Inc.	890	7,543
Redington (India) Ltd.	45,656	90,361
Riken Keiki Co. Ltd.	790	24,866
Shibaura Electronics Co. Ltd.	583	26,527
Simplo Technology Co. Ltd.	2,767	27,206
TD SYNNEX Corp.	89	8,908
Thinking Electronic Industries Co. Ltd.	2,824	11,863
Vontier Corp.	113	2,895
		305,602
IT Services - 2.8%
Amdocs Ltd.	1,182	94,194
Avant Corp.	622	5,530
Cielo SA	8,843	6,081
Concentrix Corp.	98	15,433
Dimerco Data System Corp.	1,226	3,014
DTS Corp.	1,087	23,850
E-Credible Co. Ltd.	262	3,914
Enea AB (a)	156	1,854
Estore Corp.	500	5,096
Future Corp.	2,275	33,333
IFIS Japan Ltd.	254	1,262
Korea Information & Communication Co. Ltd. (a)	936	5,982
Neurones	7	264
Nice Information & Telecom, Inc.	408	9,654
Pole To Win Holdings, Inc.	100	763
Sopra Steria Group	371	65,752
TDC Soft, Inc.	296	2,626
The Western Union Co.	17,441	292,311
TIS, Inc.	317	7,120
		578,033
Semiconductors & Semiconductor Equipment - 0.2%
Miraial Co. Ltd.	1,076	13,708
MKS Instruments, Inc.	61	6,953
Phison Electronics Corp.	1,176	15,166
		35,827
Software - 0.6%
Cresco Ltd.	420	6,078
InfoVine Co. Ltd.	43	792
KSK Co., Ltd.	373	6,155
Miroku Jyoho Service Co., Ltd.	100	1,015
Sinosoft Tech Group Ltd.	9,956	540
System Information Co. Ltd.	300	2,228
System Research Co. Ltd.	796	12,311
Uchida Esco Co. Ltd.	300	9,508
VMware, Inc. Class A	744	80,382
		119,009
Technology Hardware, Storage & Peripherals - 0.6%
Chenbro Micom Co. Ltd.	300	679
Elecom Co. Ltd.	302	3,621
HP, Inc.	2,852	104,469
MCJ Co. Ltd.	463	3,028
Seagate Technology Holdings PLC	81	6,645
TSC Auto ID Technology Corp.	600	3,863
		122,305
TOTAL INFORMATION TECHNOLOGY		1,160,776
MATERIALS - 6.4%
Chemicals - 5.1%
Air Water, Inc.	260	3,451
C. Uyemura & Co. Ltd.	731	33,789
Daishin-Chemical Co. Ltd.	603	5,456
HEXPOL AB (B Shares)	14	120
Isamu Paint Co. Ltd.	52	1,183
K+S AG	678	22,773
Kangnam Jevisco Co. Ltd.	27	545
Kuriyama Holdings Corp.	650	4,892
LyondellBasell Industries NV Class A	69	7,316
Nippon Soda Co. Ltd.	217	5,739
Scientex Bhd	24,766	21,646
Scientex Bhd warrants 1/14/26 (a)	1,880	421
Sisecam Resources LP	100	2,018
Soulbrain Co. Ltd.	45	8,608
The Mosaic Co.	14,636	913,579
Toho Acetylene Co. Ltd.	209	1,772
Valvoline, Inc.	231	6,983
		1,040,291
Construction Materials - 0.2%
Buzzi Unicem SpA	709	13,130
Eagle Materials, Inc.	66	8,139
Mitani Sekisan Co. Ltd.	385	15,344
Wienerberger AG	382	10,783
		47,396
Containers & Packaging - 0.2%
Mayr-Melnhof Karton AG	128	22,524
Packaging Corp. of America	33	5,319
		27,843
Metals & Mining - 0.9%
ArcelorMittal SA Class A unit GDR	341	9,971
Chubu Steel Plate Co. Ltd.	548	3,395
CI Resources Ltd.	16	14
CK-SAN-ETSU Co. Ltd.	157	5,003
Commercial Metals Co.	222	9,102
Mount Gibson Iron Ltd.	65,648	32,213
Pacific Metals Co. Ltd.	1,179	32,892
Rio Tinto PLC sponsored ADR	247	17,567
St Barbara Ltd.	20,079	18,769
Teck Resources Ltd. Class B (sub. vtg.)	1,086	42,843
Warrior Metropolitan Coal, Inc.	355	12,095
		183,864
TOTAL MATERIALS		1,299,394
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Nisshin Group Holdings Co.	5,045	17,721
UTILITIES - 2.2%
Electric Utilities - 1.9%
PG&E Corp. (a)	21,325	269,761
Power Grid Corp. of India Ltd.	600	1,776
PPL Corp.	4,398	124,507
		396,044
Gas Utilities - 0.3%
China Resource Gas Group Ltd.	2,627	9,871
GAIL India Ltd.	14,340	29,610
Hokuriku Gas Co.	164	3,414
YESCO Co. Ltd.	421	12,395
		55,290
TOTAL UTILITIES		451,334
TOTAL COMMON STOCKS (Cost $12,879,013)		19,230,310

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (d) (Cost $1,067,017)	1,066,803	1,067,017

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $13,946,030)	20,297,327
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(21,489)
NET ASSETS - 100.0%	20,275,838

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,888 or 0.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	3,358,047	20,817,756	23,108,786	1,781	-	-	1,067,017	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	70,853	1,284,361	1,355,214	3,194	-	-	-	0.0%
Total	3,428,900	22,102,117	24,464,000	4,975	-	-	1,067,017

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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